Document and Entity Information (USD $)	12 Months Ended
	Jun. 29, 2011	Aug. 12, 2011	Dec. 29, 2010
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun 29, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	BRINKER INTERNATIONAL INC
Entity Central Index Key	0000703351
Current Fiscal Year End Date	--06-29
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		82,677,559
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 1,737,188,902

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010		Jun. 24, 2009
Consolidated Statements of Income
Revenues	$ 2,761,386	$ 2,858,498		$ 3,276,362
Operating Costs and Expenses:
Cost of sales	742,283	816,015		923,668
Restaurant labor	886,559	926,474		1,054,078
Restaurant expenses	655,060	660,922		784,657
Depreciation and amortization	128,447	135,832		145,220
General and administrative	132,834	136,270		147,372
Other gains and charges	10,783	28,485		118,612
Total operating costs and expenses	2,555,966	2,703,998		3,173,607
Operating income	205,420	154,500		102,755
Interest expense	28,311	28,515		33,330
Other, net	(6,220)	(6,001)		(9,430)
Income before provision for income taxes	183,329	131,986		78,855
Provision for income taxes	42,269	28,264		6,734
Income from continuing operations	141,060	103,722		72,121
Income from discontinued operations, net of taxes	0	33,982	[1]	7,045	[1]
Net income	$ 141,060	$ 137,704		$ 79,166
Basic net income per share:
Income from continuing operations	$ 1.55	$ 1.02		$ 0.71
Income from discontinued operations	$ 0	$ 0.33		$ 0.07
Net income per share	$ 1.55	$ 1.35		$ 0.78
Diluted net income per share
Income from continuing operations	$ 1.53	$ 1.01		$ 0.7
Income from discontinued operations	$ 0	$ 0.33		$ 0.07
Net income per share	$ 1.53	$ 1.34		$ 0.77
Basic weighted average shares outstanding	90,807	102,287		101,852
Diluted weighted average shares outstanding	92,320	103,044		102,713
Dividends per share	$ 0.56	$ 0.47		$ 0.44

[1]	Other gains and charges, net of taxes, was a gain of $8.4 million and a loss of $10.2 million in fiscal 2010 and 2009, respectively.

Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010
ASSETS
Cash and cash equivalents	$ 81,988	$ 344,624
Accounts receivable	42,785	45,140
Inventories	25,365	26,735
Prepaid expenses and other	59,698	63,961
Deferred income taxes	11,524	20,607
Total current assets	221,360	501,067
Property and Equipment:
Land	156,731	163,018
Buildings and leasehold improvements	1,383,311	1,367,646
Furniture and equipment	543,682	556,815
Construction-in-progress	6,425	11,870
Gross property and equipment	2,090,149	2,099,349
Less accumulated depreciation and amortization	(1,033,870)	(970,272)
Net property and equipment	1,056,279	1,129,077
Other Assets:
Goodwill	124,089	124,089
Deferred income taxes	30,365	44,213
Other	52,475	53,658
Total other assets	206,929	221,960
Total assets	1,484,568	1,852,104
LIABILITIES AND SHAREHOLDERS' EQUITY
Current installments of long-term debt	22,091	16,866
Accounts payable	87,549	112,824
Accrued liabilities	287,365	300,540
Income taxes payable	8,596	19,647
Total current liabilities	405,601	449,877
Long-term debt, less current installments	502,572	524,511
Other liabilities	137,485	148,968
Commitments and Contingencies (Notes 9 and 14)
Shareholders' Equity:
Common stock - 250,000,000 authorized shares; $.10 par value; 176,246,649 shares issued and 82,938,493 shares outstanding at June 29, 2011, and 176,246,649 shares issued and 101,571,588 shares outstanding at June 30, 2010	17,625	17,625
Additional paid-in capital	463,688	465,721
Retained earnings	2,013,189	1,923,561
Shareholders' equity including treasury stock	2,494,502	2,406,907
Less treasury stock, at cost (93,308,156 shares at June 29, 2011 and 74,675,061 shares at June 30, 2010)	(2,055,592)	(1,678,159)
Total shareholders' equity	438,910	728,748
Total liabilities and shareholders' equity	$ 1,484,568	$ 1,852,104

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 29, 2011	Jun. 30, 2010
Consolidated Balance Sheets
Common stock, authorized shares	250,000,000	250,000,000
Common stock, par value	$ 0.1	$ 0.1
Common stock, shares issued	176,246,649	176,246,649
Common stock, shares outstanding	82,938,493	101,571,588
Treasury stock, shares	93,308,156	74,675,061

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, value at Jun. 25, 2008	$ 17,625	$ 464,666	$ 1,800,300	$ (1,687,334)	$ (168)	$ 595,089
Balance, shares at Jun. 25, 2008	101,316,000
Net income	0	0	79,166	0	0	79,166
Currency translation adjustment	0	0	0	0	(2,068)	(2,068)
Realized loss on currency translation	0	0	0	0	2,236	2,236
Comprehensive income						79,334
Dividends	0	0	(45,159)	0	0	(45,159)
Stock-based compensation	0	17,518	0	0	0	17,518
Purchases of treasury stock, shares	(30,000)
Purchases of treasury stock	0	(3,116)	0	(623)	0	(3,739)
Issuances of common stock, shares	816,000
Issuances of common stock	0	(13,721)	0	18,371	0	4,650
Tax benefit from stock options exercised	0	(769)	0	0	0	(769)
Issuances of restricted stock, net of forfeitures, shares	23,000
Issuances of restricted stock, net of forfeitures	0	(598)	0	598	0	0
Balance, value at Jun. 24, 2009	17,625	463,980	1,834,307	(1,668,988)	0	646,924
Balance, shares at Jun. 24, 2009	102,125,000
Net income						137,704
Net income and comprehensive income	0	0	137,704	0	0	137,704
Dividends	0	0	(48,450)	0	0	(48,450)
Stock-based compensation	0	16,493	0	0	0	16,493
Purchases of treasury stock, shares	(1,046,000)
Purchases of treasury stock	0	(2,448)	0	(20,420)	0	(22,868)
Issuances of common stock, shares	518,000
Issuances of common stock	0	(9,268)	0	11,664	0	2,396
Tax benefit from stock options exercised	0	(3,451)	0	0	0	(3,451)
Issuances of restricted stock, net of forfeitures, shares	(25,000)
Issuances of restricted stock, net of forfeitures	0	415	0	(415)	0	0
Balance, value at Jun. 30, 2010	17,625	465,721	1,923,561	(1,678,159)	0	728,748
Balance, shares at Jun. 30, 2010	101,572,000					101,571,588
Net income						141,060
Net income and comprehensive income	0	0	141,060	0	0	141,060
Dividends	0	0	(51,432)	0	0	(51,432)
Stock-based compensation	0	13,381	0	0	0	13,381
Purchases of treasury stock, shares	(20,585,000)
Purchases of treasury stock	0	(1,788)	0	(420,311)	0	(422,099)
Issuances of common stock, shares	1,951,000
Issuances of common stock	0	(9,821)	0	42,878	0	33,057
Tax benefit from stock options exercised	0	(3,805)	0	0	0	(3,805)
Balance, value at Jun. 29, 2011	$ 17,625	$ 463,688	$ 2,013,189	$ (2,055,592)	$ 0	$ 438,910
Balance, shares at Jun. 29, 2011	82,938,000					82,938,493

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Consolidated Statements of Shareholders' Equity
Common Stock, Dividends, Per Share, Declared	$ 0.56	$ 0.47	$ 0.44

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010		Jun. 24, 2009
Cash Flows from Operating Activities:
Net income	$ 141,060	$ 137,704		$ 79,166
Income from discontinued operations, net of taxes	0	(33,982)	[1]	(7,045)	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	128,447	135,832		145,220
Restructure charges and other impairments	8,427	31,766		76,957
Deferred income taxes	15,277	(25,516)		40,921
Net (gain) loss on disposal of assets	(401)	(4,878)		36,955
Stock-based compensation	12,789	15,595		17,128
(Earnings) Loss on equity investments	(1,802)	(114)		201
Other	405	2,637		(823)
Changes in assets and liabilities, excluding effects of dispositions:
Accounts receivable	1,255	6,083		(800)
Inventories	1,341	6,544		(1,680)
Prepaid expenses and other	1,044	1,847		2,150
Other assets	406	551		1,496
Current income taxes	(3,976)	51,800		(42,153)
Accounts payable	(21,515)	(9,963)		(43,512)
Accrued liabilities	(15,178)	(7,483)		(68,199)
Other liabilities	(7,591)	(11,021)		(1,975)
Net cash provided by operating activities	259,988	297,402		234,007
Cash Flows from Investing Activities:
Payments for property and equipment	(70,361)	(60,879)		(88,152)
Proceeds from sale of assets	8,696	26,603		81,865
Investment in equity method investees	(2,896)	0		(4,612)
Decrease in restricted cash	0	29,749		4,688
Net cash used in investing activities	(64,561)	(4,527)		(6,211)
Cash Flows from Financing Activities:
Purchases of treasury stock	(422,099)	(22,868)		(3,739)
Payments of dividends	(53,185)	(34,448)		(45,355)
Proceeds from issuances of treasury stock	33,057	2,396		4,650
Payments on long-term debt	(16,127)	(391,046)		(19,735)
Net proceeds from issuance of long-term debt	0	196,389		0
Excess tax benefits from stock-based compensation	291	139		551
Net payments on credit facilities	0	0		(160,757)
Net cash used in financing activities	(458,063)	(249,438)		(224,385)
Cash Flows from Discontinued Operations:
Net cash provided by operating activities	0	39,033		40,958
Net cash provided by (used in) investing activities	0	167,998		(4,927)
Net cash provided by discontinued operations	0	207,031		36,031
Net change in cash and cash equivalents	(262,636)	250,468		39,442
Cash and cash equivalents at beginning of year	344,624	94,156		54,714
Cash and cash equivalents at end of year	$ 81,988	$ 344,624		$ 94,156

[1]	Other gains and charges, net of taxes, was a gain of $8.4 million and a loss of $10.2 million in fiscal 2010 and 2009, respectively.

Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Jun. 29, 2011
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations and Summary of Significant Accounting Policies
1.	NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Nature of Operations

We are principally engaged in the ownership, operation, development, and franchising of the Chili's Grill & Bar ("Chili's") and Maggiano's Little Italy ("Maggiano's") restaurant brands. At June 29, 2011, we owned, operated, or franchised 1,579 restaurants in the United States and 30 countries and two territories outside of the United States.

We sold On The Border Mexican Grill & Cantina ("On The Border") to OTB Acquisition LLC ("OTB Acquisition"), an affiliate of San Francisco-based Golden Gate Capital, in June 2010. We sold Romano's Macaroni Grill ("Macaroni Grill") to Mac Acquisition LLC ("Mac Acquisition"), also an affiliate of Golden Gate Capital, in December 2008 and we currently hold a 15.6% ownership interest in the new entity.

(b)	Basis of Presentation

Our consolidated financial statements include the accounts of Brinker International, Inc. and our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

We have a 52/53 week fiscal year ending on the last Wednesday in June. Fiscal years 2011 and 2009, which ended on June 29, 2011 and June 24, 2009, respectively, each contained 52 weeks. Fiscal year 2010 ended on June 30, 2010 and contained 53 weeks.

At the beginning of fiscal 2011, we began reporting certain labor and related expenses in a separate caption on the consolidated statements of income titled restaurant labor. All prior year amounts previously classified in restaurant expenses have been reclassified to conform to the fiscal 2011 presentation. Restaurant labor includes all compensation-related expenses, including benefits and incentive compensation, for restaurant team members at the general manager level and below. Labor-related expenses attributable to supervision above the individual restaurant level continue to be included in restaurant expenses. These reclassifications have no effect on our net income or financial position as previously reported.

Certain other prior year amounts in the accompanying consolidated financial statements have been reclassified to conform with fiscal 2011 presentation. These reclassifications have no effect on our net income or financial position as previously reported.

On The Border has been presented as discontinued operations in the consolidated financial statements. See Note 2 for additional disclosures. As a result of our retained interest and involvement in the ongoing operations, Macaroni Grill's operating results were included in continuing operations in the consolidated financial statements for fiscal 2009 (through the sale date of December 18, 2008).

(c)	Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and costs and expenses during the reporting period. Actual results could differ from those estimates.

(d)	Revenue Recognition

We record revenue from the sale of food, beverages and alcohol as products are sold. Initial fees received from a franchisee to establish a new franchise are recognized as income when we have performed our obligations required to assist the franchisee in opening a new franchise restaurant, which is generally upon the opening of such restaurant. Continuing royalties, which are a percentage of net sales of franchised restaurants, are accrued as income when earned. Proceeds from the sale of gift cards are recorded as deferred revenue and recognized as income when the gift card is redeemed by the holder or the likelihood of redemption, based upon our historical redemption patterns, becomes remote.

(e)	Fair Value Measurements

Fair value is defined as the price that we would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, the accounting standards establish a three level hierarchy for inputs used in measuring fair value, as follows:

•	Level 1—inputs are quoted prices in active markets for identical assets or liabilities.

•	Level 2—inputs are observable for the asset or liability, either directly or indirectly, including quoted prices in active markets for similar assets or liabilities.

•	Level 3—inputs are unobservable and reflect our own assumptions.

(f)	Cash and Cash Equivalents

Our policy is to invest cash in excess of operating requirements in income-producing investments. Income-producing investments with original maturities of three months or less are reflected as cash equivalents.

(g)	Accounts Receivable

Accounts receivable, net of the allowance for doubtful accounts, represents their estimated net realizable value. Provisions for doubtful accounts are recorded based on management's judgment regarding our ability to collect as well as the age of the receivables. Accounts receivable are written off when they are deemed uncollectible.

(h)	Inventories

Inventories, which consist of food, beverages, and supplies, are stated at the lower of cost (weighted average cost method) or market.

(i)	Property and Equipment

Property and equipment is stated at cost. Buildings and leasehold improvements are depreciated using the straight-line method over the lesser of the life of the lease, including renewal options, or the estimated useful lives of the assets, which range from 5 to 20 years. Furniture and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, which range from 3 to 10 years. Routine repair and maintenance costs are expensed when incurred. Major replacements and improvements are capitalized.

We review the carrying amount of property and equipment semi-annually or when events or circumstances indicate that the carrying amount may not be recoverable. If the carrying amount is not recoverable, we record an impairment charge for the excess of the carrying amount over the fair value. We determine fair value based on projected discounted future operating cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. Impairment charges are included in other gains and charges in the consolidated statements of income.

(j)	Operating Leases

Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including cancelable option periods where failure to exercise such options would result in an economic penalty such that the renewal appears reasonably assured. The straight-line rent calculation and rent expense includes the rent holiday period, which is the period of time between taking control of a leased site and the rent commencement date. Contingent rents are generally amounts due as a result of sales in excess of amounts stipulated in certain restaurant leases and are included in rent expense as they are incurred. Landlord contributions are recorded when received as a deferred rent liability and amortized as a reduction of rent expense on a straight-line basis over the lesser of the lease term, including renewal options, or 20 years.

(k)	Advertising

Advertising production costs are expensed in the period when the advertising first takes place. Other advertising costs are expensed as incurred. Advertising costs, net of advertising contributions from franchisees, were  $80.2 million,  $80.6 million and  $103.5 million in fiscal 2011, 2010, and 2009, respectively, and are included in restaurant expenses in the consolidated statements of income.

(l)	Goodwill

Goodwill is not subject to amortization, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill has been assigned to reporting units for purposes of impairment testing. Our two restaurant brands, Chili's and Maggiano's, are both reporting units and operating segments. We have established that the appropriate level to evaluate goodwill is at the operating segment level. The menu items, services offered and food preparation are virtually identical at each restaurant within the reporting unit and our targeted customer is consistent across each brand. We maintain a centralized purchasing department which manages all purchasing and distribution for our restaurants. In addition, contracts for our food supplies are negotiated at a consolidated level in order to secure the best prices and maintain similar quality across all of our brands. Local laws, regulations and other issues may result in slightly different legal and regulatory environments; however, the overall regulatory climate within and across our operating segments is quite similar. As such, we believe that aggregating components is appropriate for the evaluation of goodwill.

Goodwill impairment tests consist of a comparison of each reporting unit's fair value with its carrying value. We determine fair value based on a combination of market based values and projected discounted future operating cash flows of the restaurant brands using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. If the carrying value of a reporting unit exceeds its fair value, goodwill is written down to its implied fair value. We determined that there was no goodwill impairment during our annual test and no indicators of impairment were identified through the end of fiscal year 2011. See Note 5 for additional disclosures related to goodwill.

We have occasionally acquired restaurants from our franchisees. Goodwill from these acquisitions represents the excess of the cost of a business acquired over the net amounts assigned to assets acquired, including identifiable intangible assets, primarily reacquired franchise rights. In connection with the sale of restaurants, we have allocated goodwill from the reporting unit, or restaurant brand, to the disposal group in the determination of the gain or loss on the disposition. The allocation was based on the relative fair values of the disposal group and the portion of the reporting unit that was retained. We have recognized reacquired rights in connection with previous business combinations; however, we have not sold any restaurants acquired in those combinations. When we have disposed a restaurant brand and all related restaurants, the entire goodwill balance associated with the reporting unit or brand has been included in the disposal group for purposes of determining the gain or loss on the disposition.

(m)	Sales Taxes

Sales taxes collected from guests are excluded from revenues. The obligation is included in accrued liabilities until the taxes are remitted to the appropriate taxing authorities.

(n)	Self-Insurance Program

We utilize a paid loss self-insurance plan for health, general liability and workers' compensation coverage. Predetermined loss limits have been arranged with insurance companies to limit our per occurrence cash outlay. Accrued and other liabilities include the estimated incurred but unreported costs to settle unpaid claims and estimated future claims.

In December 2009, we dissolved our wholly-owned captive insurance company which allowed us to access  $29.7 million of cash that was previously pledged as collateral and classified as restricted.

(o)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We record a liability for unrecognized tax benefits resulting from tax positions taken, or expected to be taken, in an income tax return. We recognize any interest and penalties related to unrecognized tax benefits in income tax expense. Tax reserves are evaluated and adjusted as appropriate, while taking into account the progress of audits of various taxing jurisdictions.

(p)	Stock-Based Compensation

We measure and recognize compensation cost at fair value for all share-based payments, including stock options. We record compensation expense using a graded-vesting schedule over the vesting period, or to the date on which retirement eligibility is achieved, if shorter (non-substantive vesting period approach).

Certain employees are eligible to receive stock options, performance shares, restricted stock and restricted stock units, while non-employee members of the Board of Directors are eligible to receive stock options, restricted stock and restricted stock units. Performance shares represent a right to receive shares of common stock upon satisfaction of performance goals or other specified metrics at the end of a three-year cycle. Performance shares are paid out in common stock and will be fully vested upon issuance. The fair value of performance shares is determined on the date of grant based on a Monte Carlo simulation model. The fair value of restricted stock and restricted stock units are based on our closing stock price on the date of grant.

Stock-based compensation expense from continuing operations totaled approximately  $13.4 million,  $15.8 million and  $17.2 million for fiscal 2011, 2010 and 2009, respectively. The total income tax benefit recognized in the consolidated statements of income related to stock-based compensation expense from continuing operations was approximately  $5.7 million,  $5.3 million and  $6.4 million during fiscal 2011, 2010 and 2009, respectively.

The weighted average fair values of option grants were  $7.20,  $6.04 and  $5.52 during fiscal 2011, 2010 and 2009, respectively. The fair value of stock options is estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010	2009
Expected volatility	55.6%	53.7%	37.8%
Risk-free interest rate	1.6%	2.5%	2.9%
Expected lives	5 years	5 years	5 years
Dividend yield	3.1%	3.1%	2.8%

Expected volatility and the expected life of stock options are based on historical experience. The risk-free rate is based on the yield of a Treasury Note with a term equal to the expected life of the stock options.

(q)	Preferred Stock

Our Board of Directors is authorized to provide for the issuance of 1.0 million preferred shares with a par value of  $1.00 per share, in one or more series, and to fix the voting rights, liquidation preferences, dividend rates, conversion rights, redemption rights, and terms, including sinking fund provisions, and certain other rights and preferences. As of June 29, 2011, no preferred shares were issued.

(r)	Shareholders' Equity

Our Board of Directors has authorized a total of  $2,885.0 million of share repurchases. Pursuant to our stock repurchase plan, we repurchased approximately 20.6 million shares of our common stock for  $420.0 million during fiscal 2011. As of June 29, 2011, approximately  $445 million was available under our share repurchase authorizations. Our stock repurchase plan has been and will be used to return capital to shareholders and to minimize the dilutive impact of stock options and other share-based awards. We evaluate potential share repurchases under our plan based on several factors, including our cash position, share price, operational liquidity, proceeds from divestitures, borrowings and planned investment and financing needs. Repurchased common stock is reflected as a reduction of shareholders' equity.

We paid dividends of  $53.2 million, or  $0.56 per share, to common stock shareholders during fiscal 2011, compared to  $34.4 million, or  $0.33 per share, in the prior year. Additionally, we declared a quarterly dividend of  $11.6 million, or  $0.14 per share, in June 2011 which was paid on June 30, 2011.

(s)	Comprehensive Income

Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Fiscal 2011 and 2010 comprehensive income consists of net income. Fiscal 2009 comprehensive income consists of net income, currency translation adjustments and a realized loss on currency translation adjustments related to the closure of international company-owned restaurants (see Note 4).

(t)	Net Income Per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. For the calculation of diluted net income per share, the basic weighted average number of shares is increased by the dilutive effect of stock options and restricted share awards, determined using the treasury stock method. We had approximately 1.7 million stock options and restricted share awards outstanding at June 29, 2011, 6.9 million stock options and restricted share awards outstanding at June 30, 2010, and 7.4 million stock options and restricted share awards outstanding at June 24, 2009 that were not included in the dilutive earnings per share calculation because the effect would have been antidilutive.

(u)	Segment Reporting

Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Two or more operating segments may be aggregated into a single operating segment if they have similar economic characteristics and are similar in the following areas:

•	The nature of products and services

•	Nature of production processes

•	Type or class of customer

•	Methods used to distribute products or provide services

•	The nature of the regulatory environment, if applicable

Our two brands have similar types of products, contracts, customers, and employees and all operate as full-service restaurants offering lunch and dinner in the casual-dining segment of the industry. In addition, we have similar long-term average margins across our brands. Therefore, we believe we meet the criteria for aggregating operating segments into a single reporting segment.

Discontinued Operations	12 Months Ended
Jun. 29, 2011
Discontinued Operations
Discontinued Operations
2.	DISCONTINUED OPERATIONS

In June 2010, we completed the sale of On The Border for gross proceeds of approximately  $180 million and recorded a pre-tax gain of  $16.5 million in income from discontinued operations, net of taxes, in the consolidated statement of income in fiscal 2010. The assets sold totaled approximately  $164.0 million and consisted primarily of property and equipment of  $146.7 million and goodwill of  $5.8 million. The associated liabilities totaled approximately  $9.9 million and consisted primarily of straight-line rent accruals of  $9.3 million.

As part of the sale, we entered into an agreement with OTB Acquisition whereby we provided corporate support services for the new entity during fiscal 2011 until the agreement terminated in June 2011. The income generated offset the internal cost of providing the services.

On The Border has been presented as discontinued operations in the consolidated financial statements in fiscal 2010 and 2009. Discontinued operations includes only the revenues and expenses which can be specifically identified with On The Border and excludes any allocation of corporate costs, including general and administrative expenses. The results of On The Border consist of the following (in thousands):

	2010	2009
Revenues	$331,247	$344,218

Income before income taxes from discontinued operations	51,488	7,883
Income tax expense	17,506	838

Net income from discontinued operations(a)	$33,982	$7,045

(a)	Other gains and charges, net of taxes, was a gain of $8.4 million and a loss of $10.2 million in fiscal 2010 and 2009, respectively.

Other gains and charges in fiscal 2010 included a  $16.5 million gain on the sale of On The Border, partially offset by  $2.9 million of charges related to long-lived asset impairments and lease termination charges primarily associated with the closure of three underperforming restaurants.

Other gains and charges in fiscal 2009 included a  $9.0 million charge related to long-lived asset impairments,  $1.0 million of lease termination charges resulting from the decision to close six underperforming restaurants and  $1.6 million of lease termination charges associated with restaurants closed in prior years. Also included was a  $3.7 million impairment charge associated with four underperforming restaurants that are continuing to operate.

Other Restaurant Dispositions and Equity Method Investments	12 Months Ended
Jun. 29, 2011
Other Restaurant Dispositions and Equity Method Investments
Other Restaurant Dispositions and Equity Method Investments
3.	OTHER RESTAURANT DISPOSITIONS AND EQUITY METHOD INVESTMENTS

(a)	Sale of Macaroni Grill

In December 2008, we completed the sale of Macaroni Grill. We received cash proceeds of approximately  $88.0 million and recorded a loss of  $40.4 million in other gains and charges in the consolidated statement of income in fiscal 2009. The net assets sold totaled approximately  $110 million and consisted primarily of property and equipment of  $105 million. Macaroni Grill operating results were included in continuing operations for fiscal 2009 (through the sale date of December 18, 2008) as we have involvement in the ongoing operations of Macaroni Grill. As of June 29, 2011, we held a 15.6% ownership interest in the new entity, compared to 18.2% as of June 30, 2010.

In fiscal 2011, we resumed the application of the equity method of accounting as Macaroni Grill reported net income during the period subsequent to reporting net losses in fiscal 2010 and 2009. We recorded our share of Macaroni Grill's fiscal 2011 net income, net of our share of fiscal 2010 and 2009 losses, within operating income since the operations of Macaroni Grill are similar to our ongoing operations. This amount has been included in restaurant expense instead of a separate caption in our consolidated statements of income due to the immaterial nature of the amount.

(b)	Other Dispositions

During fiscal 2010, we sold 21 restaurants to a franchisee for  $19.0 million in cash and recorded a gain of  $2.8 million in other gains and charges in the consolidated statement of income.

During fiscal 2009, we recorded gains of  $3.9 million related to the sale of nine restaurants to a franchisee and other land sales.

(c)	Joint Venture Investments

In fiscal 2011, we entered into an agreement with BTTO Participacoes Ltda for a joint venture investment in a new company to develop five Chili's restaurants in Brazil. We made a  $1.3 million capital contribution to the joint venture in fiscal 2011. The first restaurant is projected to open in fiscal 2012.

In fiscal 2008, we entered into an agreement with CMR, S.A.B. de C.V. for a joint venture investment in a new corporation to develop 50 Chili's and Maggiano's restaurants in Mexico. We made a  $1.6 million and a  $4.6 million capital contribution to the joint venture in fiscal 2011 and 2009, respectively. At June 29, 2011, 25 Chili's restaurants were operating in the joint venture.

We account for these investments under the equity method of accounting and record our share of the net income or loss of the investees within operating income since the operations of the joint ventures are similar to our ongoing operations. These amounts have been included in restaurant expense in our consolidated statements of income due to the immaterial nature of the amounts.

Other Gains and Charges	12 Months Ended
Jun. 29, 2011
Other Gains and Charges
Other Gains and Charges
4.	OTHER GAINS AND CHARGES

	2011	2010	2009
Restaurant impairment charges	$1,937	$19,789	$10,517
Restaurant closure charges	4,515	13,409	59,362
Severance and other benefits	5,034	1,887	5,496
Gains on the sale of assets, net (see Note 3)	(2,100)	(4,878)	(3,902)
Charges related to the sale of Macaroni Grill (see Note 3)	0	0	40,362
Impairment of goodwill	0	0	7,713
Other gains and charges, net	1,397	(1,722)	(936)

	$10,783	$28,485	$118,612

We recorded impairment charges for the excess of the carrying amount of property and equipment over the fair value related to underperforming restaurants. Restaurant impairment charges were  $1.9 million,  $19.8 million, and  $10.5 million during fiscal 2011, 2010, and 2009, respectively. See Note 10 for fair value disclosures related to the fiscal 2011 and 2010 charges.

In fiscal 2011, we recorded  $4.5 million in charges, including  $3.0 million in lease termination charges associated with restaurants closed in prior years.

In fiscal 2010, we recorded  $13.4 million in charges primarily related to long-lived asset impairments resulting from the decision to close nine underperforming restaurants. The charges included  $5.4 million of long-lived asset impairments and  $4.0 million in lease termination charges. Also included is  $2.4 million in lease termination charges related to restaurants closed in prior years.

In fiscal 2009, we recorded  $59.4 million in charges primarily related to long-lived asset impairments resulting from the decision to close 37 underperforming restaurants, including eight international restaurants. The charges related to the domestic restaurant closures include  $35.2 million of long-lived asset impairments,  $5.2 million in lease termination charges and  $1.2 million of charges related to the write-off of other assets and liabilities. The charges related to the international restaurant closures include  $5.6 million of long-lived asset impairments and  $2.1 million of charges related to realized foreign currency translation losses. We also recorded a goodwill impairment charge of  $7.7 million resulting from the closure of the international restaurants as well as  $6.2 million in lease termination charges associated with restaurants closed in prior years.

During the last three fiscal years, we made organizational changes designed to streamline decision making and support our strategic goals and evolving business model. We incurred  $5.0 million,  $1.9 million and  $5.5 million in severance and other benefits resulting from these actions in fiscal 2011, 2010, and 2009, respectively. The severance charges are net of income related to the forfeiture of stock-based compensation awards.

Goodwill	12 Months Ended
Jun. 29, 2011
Goodwill
Goodwill
5.	GOODWILL

The changes in the carrying amount of goodwill for the fiscal years ended June 29, 2011 and June 30, 2010 are as follows (in thousands):

	2011	2010
Balance at beginning of year:
Goodwill	$186,923	$187,766
Accumulated impairment losses(a)	(62,834)	(62,834)

	124,089	124,932

Changes in goodwill:
Disposals and other, net(b)	0	(843)
Balance at end of year:
Goodwill	186,923	186,923
Accumulated impairment losses	(62,834)	(62,834)

	$124,089	$124,089

(a)	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.

(b)	Disposals and other, net primarily reflects goodwill write-offs associated with refranchising transactions.

Accrued and Other Liabilities	12 Months Ended
Jun. 29, 2011
Accrued and Other Liabilities
Accrued and Other Liabilities
6.	ACCRUED AND OTHER LIABILITIES

Accrued liabilities consist of the following (in thousands):

	2011	2010
Payroll	$91,935	$79,159
Gift cards	79,837	78,505
Insurance	25,138	28,234
Sales tax	19,234	24,801
Property tax	15,844	17,423
Dividends	11,609	14,565
Other	43,768	57,853

	$287,365	$300,540

Other liabilities consist of the following (in thousands):

	2011	2010
Straight-line rent	$55,180	$52,241
Insurance	42,674	47,123
Landlord contributions	28,420	30,810
Unrecognized tax benefits	5,245	13,290
Other	5,966	5,504

	$137,485	$148,968

Income Taxes	12 Months Ended
Jun. 29, 2011
Income Taxes
Income Taxes
7.	INCOME TAXES

The provision for income taxes from continuing operations consists of the following (in thousands):

	2011	2010	2009
Current income tax expense (benefit):
Federal	$16,596	$36,493	$(41,803)
State	1,694	9,055	(1,189)
Foreign	2,046	1,904	1,808

Total current income tax expense (benefit)	20,336	47,452	(41,184)

Deferred income tax expense (benefit):
Federal	20,507	(15,773)	41,878
State	1,426	(3,415)	6,040

Total deferred income tax expense (benefit)	21,933	(19,188)	47,918

	$42,269	$28,264	$6,734

A reconciliation between the reported provision for income taxes from continuing operations and the amount computed by applying the statutory Federal income tax rate of 35% to income before provision for income taxes is as follows (in thousands):

	2011	2010	2009
Income tax expense at statutory rate	$64,165	$46,196	$27,599
FICA tax credit	(15,779)	(16,625)	(19,307)
State income taxes, net of Federal benefit	(316)	1,711	3,154
Other	(5,801)	(3,018)	(4,712)

	$42,269	$28,264	$6,734

The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities as of June 29, 2011 and June 30, 2010 are as follows (in thousands):

	2011	2010
Deferred income tax assets:
Leasing transactions	$41,603	$35,795
Stock-based compensation	15,320	17,671
Restructure charges and impairments	4,962	9,134
Insurance reserves	23,636	26,734
Employee benefit plans	591	1,044
Gift cards	9,369	8,733
Other, net	10,296	12,882

Total deferred income tax assets	105,777	111,993

Deferred income tax liabilities:
Prepaid expenses	13,448	12,963
Goodwill and other amortization	22,297	19,971
Depreciation and capitalized interest on property and equipment	24,672	11,143
Other, net	3,471	3,096

Total deferred income tax liabilities	63,888	47,173

Net deferred income tax asset	$41,889	$64,820

A reconciliation of unrecognized tax benefits for the fiscal years ended June 29, 2011 and June 30, 2010 are as follows (in thousands):

	2011	2010
Balance at beginning of year	$18,850	$27,711
Additions based on tax positions related to the current year	1,199	1,184
Additions (Reductions) based on tax positions related to prior years	188	(1,754)
Settlements with tax authorities	(5,387)	(2,290)
Expiration of statute of limitations	(5,708)	(6,001)

Balance at end of year	$9,142	$18,850

The total amount of unrecognized tax benefits as of June 29, 2011 was  $9.1 million ( $6.3 million of which would favorably affect the effective tax rate if resolved in our favor due to the effect of deferred tax benefits). During the next twelve months, we anticipate that it is reasonably possible that the amount of unrecognized tax benefits could be reduced by approximately  $2.5 million ( $1.7 million of which would affect the effective tax rate due to the effect of deferred tax benefits) either because our tax position will be sustained upon audit or as a result of the expiration of the statute of limitations for specific jurisdictions.

We recognize accrued interest and penalties related to unrecognized tax benefits in income tax expense. We recognized benefits in interest of approximately  $1.8 million and  $1.0 million in fiscal 2011 and 2010, respectively, due to the reduction of accrued interest from statute expirations and settlements, net of accrued interest for remaining positions. As of June 29, 2011, we had  $3.0 million ( $2.3 million net of a  $0.7 million Federal deferred tax benefit) of interest and penalties accrued, compared to  $4.9 million ( $3.5 million net of a  $1.4 million Federal deferred tax benefit) at June 30, 2010.

Debt	12 Months Ended
Jun. 29, 2011
Debt
Debt
8.	DEBT

Long-term debt consists of the following (in thousands):

	2011	2010
Term loan	$185,000	$200,000
5.75% notes	289,557	289,405
Capital lease obligations (see Note 9)	50,106	51,972

	524,663	541,377
Less current installments	(22,091)	(16,866)

	$502,572	$524,511

During fiscal 2011, we paid our required installments totaling  $15.0 million on our five-year term loan bringing the outstanding balance to  $185.0 million. The term loan bears interest at LIBOR plus an applicable margin, which is a function of our credit rating at such time, but is subject to a maximum of LIBOR plus 3.25%, and expires in June 2015. Based on our current credit rating, we are paying interest at a rate of LIBOR plus 2.75% (2.94% as of June 29, 2011).

As of June 29, 2011, we have an undrawn  $200 million revolving credit facility, which expires in June 2015. The revolving credit facility bears interest at LIBOR plus an applicable margin, which is a function of our credit rating at such time, but is subject to a maximum of LIBOR plus 3.25%. Based on our current credit rating, the revolving credit facility carries an interest rate of LIBOR plus 2.75% (2.94% as of June 29, 2011).

On August 9, 2011, we executed a revised unsecured senior credit facility increasing the total capacity from  $400 million to  $500 million. The maturity date of the revised facility is August 2016. The facility includes a  $250 million revolver and a  $250 million term loan. The revised term loan and revolving credit facility bear interest at LIBOR plus an applicable margin, which is a function of our credit rating at such time, but is subject to a maximum of LIBOR plus 2.5%. Based on our current credit rating, we anticipate paying interest at a rate of LIBOR plus 1.625% (1.82% as of June 29, 2011) on the term loan and on the revolving credit facility should we draw any funds.

In May 2004, we issued  $300.0 million of 5.75% notes and received proceeds totaling approximately  $298.4 million prior to debt issuance costs. The notes require semi-annual interest payments and mature in June 2014. In April 2009, we repurchased and retired  $10.0 million of the notes at a discount and recorded a  $1.3 million gain on the extinguishment of debt in interest expense in the consolidated statement of income in fiscal 2009.

Our debt agreements contain various financial covenants that, among other things, require the maintenance of certain leverage and fixed charge coverage ratios. We are currently in compliance with all financial covenants.

Excluding capital lease obligations (see Note 9) our long-term debt maturities for the five years following June 29, 2011 are as follows (in thousands):

Fiscal Year	Long-Term Debt
2012	$20,000
2013	20,000
2014	309,557
2015	125,000
2016	0
Thereafter	0

$474,557

Leases	12 Months Ended
Jun. 29, 2011
Leases
Leases
9.	LEASES

(a)	Capital Leases

We lease certain buildings under capital leases. The asset value of  $39.8 million at June 29, 2011 and  $40.6 million at June 30, 2010, and the related accumulated amortization of  $14.6 million and  $12.5 million at June 29, 2011 and June 30, 2010, respectively, are included in property and equipment. Amortization of assets under capital leases is included in depreciation and amortization expense.

(b)	Operating Leases

We lease restaurant facilities, office space, and certain equipment under operating leases having terms expiring at various dates through fiscal 2093. The restaurant leases have renewal clauses of 1 to 35 years at our option and, in some cases, have provisions for contingent rent based upon a percentage of sales in excess of specified levels, as defined in the leases. Rent expense for fiscal 2011, 2010, and 2009 was  $101.0 million,  $102.5 million, and  $117.5 million, respectively. Contingent rent included in rent expense for fiscal 2011, 2010, and 2009 was  $4.1 million,  $4.7 million, and  $6.5 million, respectively.

(c)	Commitments

As of June 29, 2011, future minimum lease payments on capital and operating leases were as follows (in thousands):

Fiscal Year	Capital Leases	Operating Leases
2012	$5,367	$100,441
2013	5,473	94,315
2014	5,581	84,658
2015	5,692	73,473
2016	5,806	59,482
Thereafter	53,399	129,085

Total minimum lease payments(a)	81,318	$541,454

Imputed interest (average rate of 7%)	(31,212)

Present value of minimum lease payments	50,106
Less current installments	(2,091)

	$48,015

(a)	Future minimum lease payments have not been reduced by minimum sublease rentals due in the future under non-cancelable subleases. Sublease rentals are approximately $40.7 million and $59.1 million for capital and operating subleases, respectively.

Fair Value Disclosures	12 Months Ended
Jun. 29, 2011
Fair Value Disclosures
Fair Value Disclosures
10.	FAIR VALUE DISCLOSURES

(a)	Non-Financial Assets Measured on a Non-Recurring Basis

In fiscal 2011, three underperforming restaurants with a carrying value of  $2.2 million were written down to their fair value of  $0.3 million resulting in an impairment charge of  $1.9 million, which was included in other gains and charges in the consolidated statement of income for the period. In fiscal 2010, 22 underperforming restaurants with a carrying value of  $27.1 million were written down to their fair value of  $7.3 million resulting in an impairment charge of  $19.8 million, which was included in other gains and charges in the consolidated statement of income for the period. We determined fair value based on projected discounted future operating cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model.

The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 29, 2011 and June 30, 2010 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 29, 2011	$—	$—	$255.0	$255.0
At June 30, 2010	$—	$—	$7,343.0	$7,343.0

(b)	Other Financial Instruments

Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and long-term debt. The fair value of cash and cash equivalents, accounts receivable and accounts payable approximates their carrying amounts while the fair value of the 5.75% notes is based on quoted market prices. At June 29, 2011, the 5.75% notes had a carrying value of  $289.6 million and a fair value of  $308.1 million. At June 30, 2010, the 5.75% notes had a carrying value of  $289.4 million and a fair value of  $302.6 million.

Stock-Based Compensation	12 Months Ended
Jun. 29, 2011
Stock-Based Compensation
Stock-Based Compensation
11.	STOCK-BASED COMPENSATION

Our shareholders approved stock-based compensation plans including the Stock Option and Incentive Plan and the Stock Option and Incentive Plan for Non-Employee Directors and Consultants (collectively, the "Plans"). The total number of shares authorized for issuance to employees and non-employee directors and consultants under the Plans is currently 35.3 million. The Plans provide for grants of options to purchase our common stock, restricted stock, restricted stock units, performance shares and stock appreciation rights.

(a)	Stock Options

Expense related to stock options issued to eligible employees under the Plans is recognized using a graded-vesting schedule over the vesting period or to the date on which retirement eligibility is achieved, if shorter. Stock options generally vest over a period of 1 to 4 years and have contractual terms to exercise of 8 to 10 years. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee's death, disability or involuntary termination.

Transactions during fiscal 2011 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 30, 2010	7,640	$21.52
Granted	786	19.07
Exercised	(1,726)	19.15
Forfeited or canceled	(563)	22.57

Options outstanding at June 29, 2011	6,137	$21.77	3.5	$19,599

Options exercisable at June 29, 2011	4,723	$22.62	2.5	$11,406

At June 29, 2011, unrecognized compensation expense related to stock options totaled approximately  $4.0 million and will be recognized over a weighted average period of 2.1 years. The intrinsic value of options exercised totaled approximately  $5.5 million,  $0.7 million and  $3.3 million during fiscal 2011, 2010 and 2009, respectively. The tax benefit realized on options exercised totaled approximately  $2.1 million,  $0.3 million and  $1.2 million during fiscal 2011, 2010 and 2009, respectively.

(b)	Restricted Share Awards

Restricted share awards consist of performance shares, restricted stock and restricted stock units. Performance shares and most restricted stock units issued to eligible employees under the Plans generally vest in full on the third anniversary of the date of grant, while restricted stock units issued to eligible employees under our career equity plan generally vest upon each employee's retirement from the Company. Expense is recognized ratably over the vesting period, or to the date on which retirement eligibility is achieved, if shorter. Restricted stock and restricted stock units issued to non-employee directors under the Plans generally vest in full on the fourth anniversary of the date of grant or upon each director's retirement from the Board and are expensed when granted. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee's death, disability or involuntary termination.

Transactions during fiscal 2011 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Fair Value Per Award
Restricted share awards outstanding at June 30, 2010	2,448	$17.40
Granted	1,051	12.72
Vested	(711)	24.28
Forfeited	(446)	13.07

Restricted share awards outstanding at June 29, 2011	2,342	$14.03

At June 29, 2011, unrecognized compensation expense related to restricted share awards totaled approximately  $8.2 million and will be recognized over a weighted average period of 2.4 years. The fair value of shares that vested during fiscal 2011, 2010, and 2009 totaled approximately  $7.5 million,  $9.6 million and  $12.7 million, respectively.

Savings Plans	12 Months Ended
Jun. 29, 2011
Savings Plans
Savings Plans
12.	SAVINGS PLANS

We sponsor a qualified defined contribution retirement plan ("Plan I") covering all employees who have attained the age of twenty-one and have completed one year and 1,000 hours of service. Plan I allows eligible employees to contribute, subject to IRS limitations on total annual contributions, up to 50% of their base compensation and 100% of their eligible bonuses, as defined in the plan, to various investment funds. We match in cash at a rate of 100% of the first 3% an employee contributes and 50% of the next 2% the employee contributes with immediate vesting. In fiscal 2011, 2010, and 2009, we contributed approximately  $6.3 million,  $7.3 million, and  $8.1 million, respectively.

We also sponsor a non-qualified defined contribution plan covering a select group of highly compensated employees, as defined in the plan. Eligible employees are allowed to defer receipt of up to 50% of their base compensation and bonus, as defined in the plan. There is no company match, but employee contributions earn interest based on a rate determined and announced in November prior to the start of the plan year. Employee contributions and earnings thereon vest immediately. A Rabbi Trust is used to fund obligations of the non-qualified plan. The market value of the trust assets is included in other assets and the liability to plan participants is included in other liabilities.

Supplemental Cash Flow Information	12 Months Ended
Jun. 29, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information
13.	SUPPLEMENTAL CASH FLOW INFORMATION

Cash paid for interest and income taxes is as follows (in thousands):

	2011	2010	2009
Income taxes, net of refunds	$38,340	$20,052	$5,219
Interest, net of amounts capitalized	25,810	23,923	34,473

Non-cash investing activities are as follows (in thousands):

	2011	2010	2009
Retirement of fully depreciated assets	$60,175	$45,854	$46,382

Contingencies	12 Months Ended
Jun. 29, 2011
Contingencies
Contingencies
14.	CONTINGENCIES

In connection with the sale of restaurants to franchisees and brand divestitures, we have, in certain cases, guaranteed lease payments. As of June 29, 2011 and June 30, 2010, we have outstanding lease guarantees or are secondarily liable for  $166.1 million and  $208.0 million, respectively. This amount represents the maximum potential liability of future payments under the guarantees. These leases have been assigned to the buyers and expire at the end of the respective lease terms, which range from fiscal 2012 through fiscal 2023. In the event of default, the indemnity and default clauses in our assignment agreements govern our ability to pursue and recover damages incurred. No material liabilities have been recorded as of June 29, 2011.

Certain current and former hourly restaurant employees filed a lawsuit against us in California Superior Court alleging violations of California labor laws with respect to meal and rest breaks. The lawsuit seeks penalties and attorney's fees and was certified as a class action in July 2006. In July 2008, the California Court of Appeal decertified the class action on all claims with prejudice. In October 2008, the California Supreme Court granted a writ to review the decision of the Court of Appeal. We intend to vigorously defend our position. It is not possible at this time to reasonably estimate the possible loss or range of loss, if any.

We are engaged in various other legal proceedings and have certain unresolved claims pending. Reserves have been established based on our best estimates of our potential liability in certain of these matters. Based upon consultation with legal counsel, Management is of the opinion that there are no matters pending or threatened which are expected to have a material adverse effect, individually or in the aggregate, on our consolidated financial condition or results of operations.

Quarterly Results of Operations (Unaudited)	12 Months Ended
Jun. 29, 2011
Quarterly Results of Operations (Unaudited)
Quarterly Results of Operations (Unaudited)
15.	QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2011 and 2010 (in thousands, except per share amounts):

	Fiscal Year 2011 Quarters Ended
	Sept. 29	Dec. 29	March 30	June 29
Revenues	$654,893	$671,886	$717,119	$717,488

Income before provision for income taxes	$26,919	$45,426	$55,499	$55,485

Income from continuing operations	$21,431	$37,464	$40,246	$41,919
Income from discontinued operations, net of taxes	$0	$0	$0	$0
Net income	$21,431	$37,464	$40,246	$41,919
Basic net income per share:
Income from continuing operations	$0.21	$0.41	$0.46	$0.50
Income from discontinued operations	$0.00	$0.00	$0.00	$0.00
Net income per share	$0.21	$0.41	$0.46	$0.50
Diluted net income per share:
Income from continuing operations	$0.21	$0.41	$0.45	$0.49
Income from discontinued operations	$0.00	$0.00	$0.00	$0.00
Net income per share	$0.21	$0.41	$0.45	$0.49

Basic weighted average shares outstanding	100,667	90,936	87,679	83,888
Diluted weighted average shares outstanding	101,556	92,111	89,647	85,906

	Fiscal Year 2010 Quarters Ended
	Sept. 23	Dec. 23	March 24	June 30(1)
Revenues	$696,543	$705,515	$713,380	$743,060

Income before provision for income taxes	$13,411	$17,827	$44,245	$56,503

Income from continuing operations	$10,279	$14,837	$35,508	$43,098
Income from discontinued operations, net of taxes	$5,488	$3,487	$4,490	$20,517
Net income	$15,767	$18,324	$39,998	$63,615
Basic net income per share:
Income from continuing operations	$0.10	$0.14	$0.35	$0.42
Income from discontinued operations	$0.05	$0.04	$0.04	$0.20
Net income per share	$0.15	$0.18	$0.39	$0.62
Diluted net income per share:
Income from continuing operations	$0.10	$0.14	$0.35	$0.42
Income from discontinued operations	$0.05	$0.04	$0.04	$0.20
Net income per share	$0.15	$0.18	$0.39	$0.62

Basic weighted average shares outstanding	102,243	102,481	102,470	101,934
Diluted weighted average shares outstanding	103,016	102,994	103,357	102,791

(1)	The quarter ended June 30, 2010 consisted of 14 weeks, while all other quarters consisted of 13 weeks.

Income from continuing operations for fiscal year 2011 included severance charges of  $2.8 million,  $0.9 million and  $1.0 million in the first, second and third quarters, respectively. Lease termination charges of  $1.2 million,  $0.8 million and  $1.0 million were incurred in the first, second and fourth quarters, respectively. Income from continuing operations also included long-lived asset impairments of  $1.1 million and  $0.8 million in the second and fourth quarters, respectively.

Income from continuing operations for fiscal year 2010 included long-lived asset impairments of  $20.6 million and  $4.6 million in the second and fourth quarters, respectively. Lease termination charges of  $2.2 million and  $4.0 million were also incurred in the first and third quarters, respectively.

Income from discontinued operations, net of taxes, in the fourth quarter of fiscal 2010 included a pre-tax gain on the sale of On The Border of  $16.5 million.

Nature of Operations and Summary of Significant Accounting Policies (Policy)	12 Months Ended
Jun. 29, 2011
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations

(a)	Nature of Operations

We are principally engaged in the ownership, operation, development, and franchising of the Chili's Grill & Bar ("Chili's") and Maggiano's Little Italy ("Maggiano's") restaurant brands. At June 29, 2011, we owned, operated, or franchised 1,579 restaurants in the United States and 30 countries and two territories outside of the United States.

We sold On The Border Mexican Grill & Cantina ("On The Border") to OTB Acquisition LLC ("OTB Acquisition"), an affiliate of San Francisco-based Golden Gate Capital, in June 2010. We sold Romano's Macaroni Grill ("Macaroni Grill") to Mac Acquisition LLC ("Mac Acquisition"), also an affiliate of Golden Gate Capital, in December 2008 and we currently hold a 15.6% ownership interest in the new entity.

Basis of Presentation
b)	Basis of Presentation

Our consolidated financial statements include the accounts of Brinker International, Inc. and our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

We have a 52/53 week fiscal year ending on the last Wednesday in June. Fiscal years 2011 and 2009, which ended on June 29, 2011 and June 24, 2009, respectively, each contained 52 weeks. Fiscal year 2010 ended on June 30, 2010 and contained 53 weeks.

At the beginning of fiscal 2011, we began reporting certain labor and related expenses in a separate caption on the consolidated statements of income titled restaurant labor. All prior year amounts previously classified in restaurant expenses have been reclassified to conform to the fiscal 2011 presentation. Restaurant labor includes all compensation-related expenses, including benefits and incentive compensation, for restaurant team members at the general manager level and below. Labor-related expenses attributable to supervision above the individual restaurant level continue to be included in restaurant expenses. These reclassifications have no effect on our net income or financial position as previously reported.

Certain other prior year amounts in the accompanying consolidated financial statements have been reclassified to conform with fiscal 2011 presentation. These reclassifications have no effect on our net income or financial position as previously reported.

On The Border has been presented as discontinued operations in the consolidated financial statements. See Note 2 for additional disclosures. As a result of our retained interest and involvement in the ongoing operations, Macaroni Grill's operating results were included in continuing operations in the consolidated financial statements for fiscal 2009 (through the sale date of December 18, 2008).

Use of Estimates

(c)	Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and costs and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition
(d)	Revenue Recognition

We record revenue from the sale of food, beverages and alcohol as products are sold. Initial fees received from a franchisee to establish a new franchise are recognized as income when we have performed our obligations required to assist the franchisee in opening a new franchise restaurant, which is generally upon the opening of such restaurant. Continuing royalties, which are a percentage of net sales of franchised restaurants, are accrued as income when earned. Proceeds from the sale of gift cards are recorded as deferred revenue and recognized as income when the gift card is redeemed by the holder or the likelihood of redemption, based upon our historical redemption patterns, becomes remote.

Fair Value Measurements
(e)	Fair Value Measurements

Fair value is defined as the price that we would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, the accounting standards establish a three level hierarchy for inputs used in measuring fair value, as follows:

•	Level 1—inputs are quoted prices in active markets for identical assets or liabilities.

•	Level 2—inputs are observable for the asset or liability, either directly or indirectly, including quoted prices in active markets for similar assets or liabilities.

•	Level 3—inputs are unobservable and reflect our own assumptions.

Cash and Cash Equivalents
(f)	Cash and Cash Equivalents

Our policy is to invest cash in excess of operating requirements in income-producing investments. Income-producing investments with original maturities of three months or less are reflected as cash equivalents.

Accounts Receivable
(g)	Accounts Receivable

Accounts receivable, net of the allowance for doubtful accounts, represents their estimated net realizable value. Provisions for doubtful accounts are recorded based on management's judgment regarding our ability to collect as well as the age of the receivables. Accounts receivable are written off when they are deemed uncollectible.

Inventories
(h)	Inventories
Inventories, which consist of food, beverages, and supplies, are stated at the lower of cost (weighted average cost method) or market.
Property and Equipment
(i)	Property and Equipment

Property and equipment is stated at cost. Buildings and leasehold improvements are depreciated using the straight-line method over the lesser of the life of the lease, including renewal options, or the estimated useful lives of the assets, which range from 5 to 20 years. Furniture and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, which range from 3 to 10 years. Routine repair and maintenance costs are expensed when incurred. Major replacements and improvements are capitalized.

We review the carrying amount of property and equipment semi-annually or when events or circumstances indicate that the carrying amount may not be recoverable. If the carrying amount is not recoverable, we record an impairment charge for the excess of the carrying amount over the fair value. We determine fair value based on projected discounted future operating cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. Impairment charges are included in other gains and charges in the consolidated statements of income.

Operating Leases
(j)	Operating Leases

Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including cancelable option periods where failure to exercise such options would result in an economic penalty such that the renewal appears reasonably assured. The straight-line rent calculation and rent expense includes the rent holiday period, which is the period of time between taking control of a leased site and the rent commencement date. Contingent rents are generally amounts due as a result of sales in excess of amounts stipulated in certain restaurant leases and are included in rent expense as they are incurred. Landlord contributions are recorded when received as a deferred rent liability and amortized as a reduction of rent expense on a straight-line basis over the lesser of the lease term, including renewal options, or 20 years.

Advertising
(k)	Advertising

Advertising production costs are expensed in the period when the advertising first takes place. Other advertising costs are expensed as incurred. Advertising costs, net of advertising contributions from franchisees, were  $80.2 million,  $80.6 million and  $103.5 million in fiscal 2011, 2010, and 2009, respectively, and are included in restaurant expenses in the consolidated statements of income.

Goodwill
(l)	Goodwill

Goodwill is not subject to amortization, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill has been assigned to reporting units for purposes of impairment testing. Our two restaurant brands, Chili's and Maggiano's, are both reporting units and operating segments. We have established that the appropriate level to evaluate goodwill is at the operating segment level. The menu items, services offered and food preparation are virtually identical at each restaurant within the reporting unit and our targeted customer is consistent across each brand. We maintain a centralized purchasing department which manages all purchasing and distribution for our restaurants. In addition, contracts for our food supplies are negotiated at a consolidated level in order to secure the best prices and maintain similar quality across all of our brands. Local laws, regulations and other issues may result in slightly different legal and regulatory environments; however, the overall regulatory climate within and across our operating segments is quite similar. As such, we believe that aggregating components is appropriate for the evaluation of goodwill.

Goodwill impairment tests consist of a comparison of each reporting unit's fair value with its carrying value. We determine fair value based on a combination of market based values and projected discounted future operating cash flows of the restaurant brands using a risk adjusted discount rate that is commensurate with the risk inherent in our current business model. If the carrying value of a reporting unit exceeds its fair value, goodwill is written down to its implied fair value. We determined that there was no goodwill impairment during our annual test and no indicators of impairment were identified through the end of fiscal year 2011. See Note 5 for additional disclosures related to goodwill.

We have occasionally acquired restaurants from our franchisees. Goodwill from these acquisitions represents the excess of the cost of a business acquired over the net amounts assigned to assets acquired, including identifiable intangible assets, primarily reacquired franchise rights. In connection with the sale of restaurants, we have allocated goodwill from the reporting unit, or restaurant brand, to the disposal group in the determination of the gain or loss on the disposition. The allocation was based on the relative fair values of the disposal group and the portion of the reporting unit that was retained. We have recognized reacquired rights in connection with previous business combinations; however, we have not sold any restaurants acquired in those combinations. When we have disposed a restaurant brand and all related restaurants, the entire goodwill balance associated with the reporting unit or brand has been included in the disposal group for purposes of determining the gain or loss on the disposition.

Sales Taxes
(m)	Sales Taxes
Sales taxes collected from guests are excluded from revenues. The obligation is included in accrued liabilities until the taxes are remitted to the appropriate taxing authorities.
Self-Insurance Program
(n)	Self-Insurance Program

We utilize a paid loss self-insurance plan for health, general liability and workers' compensation coverage. Predetermined loss limits have been arranged with insurance companies to limit our per occurrence cash outlay. Accrued and other liabilities include the estimated incurred but unreported costs to settle unpaid claims and estimated future claims.

In December 2009, we dissolved our wholly-owned captive insurance company which allowed us to access  $29.7 million of cash that was previously pledged as collateral and classified as restricted.

Income Taxes
(o)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. We record a liability for unrecognized tax benefits resulting from tax positions taken, or expected to be taken, in an income tax return. We recognize any interest and penalties related to unrecognized tax benefits in income tax expense. Tax reserves are evaluated and adjusted as appropriate, while taking into account the progress of audits of various taxing jurisdictions.

Stock-Based Compensation
(p)	Stock-Based Compensation

We measure and recognize compensation cost at fair value for all share-based payments, including stock options. We record compensation expense using a graded-vesting schedule over the vesting period, or to the date on which retirement eligibility is achieved, if shorter (non-substantive vesting period approach).

Certain employees are eligible to receive stock options, performance shares, restricted stock and restricted stock units, while non-employee members of the Board of Directors are eligible to receive stock options, restricted stock and restricted stock units. Performance shares represent a right to receive shares of common stock upon satisfaction of performance goals or other specified metrics at the end of a three-year cycle. Performance shares are paid out in common stock and will be fully vested upon issuance. The fair value of performance shares is determined on the date of grant based on a Monte Carlo simulation model. The fair value of restricted stock and restricted stock units are based on our closing stock price on the date of grant.

Stock-based compensation expense from continuing operations totaled approximately  $13.4 million,  $15.8 million and  $17.2 million for fiscal 2011, 2010 and 2009, respectively. The total income tax benefit recognized in the consolidated statements of income related to stock-based compensation expense from continuing operations was approximately  $5.7 million,  $5.3 million and  $6.4 million during fiscal 2011, 2010 and 2009, respectively.

The weighted average fair values of option grants were  $7.20,  $6.04 and  $5.52 during fiscal 2011, 2010 and 2009, respectively. The fair value of stock options is estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010	2009
Expected volatility	55.6%	53.7%	37.8%
Risk-free interest rate	1.6%	2.5%	2.9%
Expected lives	5 years	5 years	5 years
Dividend yield	3.1%	3.1%	2.8%

Expected volatility and the expected life of stock options are based on historical experience. The risk-free rate is based on the yield of a Treasury Note with a term equal to the expected life of the stock options.

Preferred Stock
(q)	Preferred Stock

Our Board of Directors is authorized to provide for the issuance of 1.0 million preferred shares with a par value of  $1.00 per share, in one or more series, and to fix the voting rights, liquidation preferences, dividend rates, conversion rights, redemption rights, and terms, including sinking fund provisions, and certain other rights and preferences. As of June 29, 2011, no preferred shares were issued.

Shareholders' Equity
(r)	Shareholders' Equity

Our Board of Directors has authorized a total of  $2,885.0 million of share repurchases. Pursuant to our stock repurchase plan, we repurchased approximately 20.6 million shares of our common stock for  $420.0 million during fiscal 2011. As of June 29, 2011, approximately  $445 million was available under our share repurchase authorizations. Our stock repurchase plan has been and will be used to return capital to shareholders and to minimize the dilutive impact of stock options and other share-based awards. We evaluate potential share repurchases under our plan based on several factors, including our cash position, share price, operational liquidity, proceeds from divestitures, borrowings and planned investment and financing needs. Repurchased common stock is reflected as a reduction of shareholders' equity.

We paid dividends of  $53.2 million, or  $0.56 per share, to common stock shareholders during fiscal 2011, compared to  $34.4 million, or  $0.33 per share, in the prior year. Additionally, we declared a quarterly dividend of  $11.6 million, or  $0.14 per share, in June 2011 which was paid on June 30, 2011.

Comprehensive Income
(s)	Comprehensive Income

Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. Fiscal 2011 and 2010 comprehensive income consists of net income. Fiscal 2009 comprehensive income consists of net income, currency translation adjustments and a realized loss on currency translation adjustments related to the closure of international company-owned restaurants (see Note 4).

Net Income Per Share

(t)	Net Income Per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding for the reporting period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. For the calculation of diluted net income per share, the basic weighted average number of shares is increased by the dilutive effect of stock options and restricted share awards, determined using the treasury stock method. We had approximately 1.7 million stock options and restricted share awards outstanding at June 29, 2011, 6.9 million stock options and restricted share awards outstanding at June 30, 2010, and 7.4 million stock options and restricted share awards outstanding at June 24, 2009 that were not included in the dilutive earnings per share calculation because the effect would have been antidilutive.

Segment Reporting
(u)	Segment Reporting

Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Two or more operating segments may be aggregated into a single operating segment if they have similar economic characteristics and are similar in the following areas:

•	The nature of products and services

•	Nature of production processes

•	Type or class of customer

•	Methods used to distribute products or provide services

•	The nature of the regulatory environment, if applicable

Our two brands have similar types of products, contracts, customers, and employees and all operate as full-service restaurants offering lunch and dinner in the casual-dining segment of the industry. In addition, we have similar long-term average margins across our brands. Therefore, we believe we meet the criteria for aggregating operating segments into a single reporting segment.

Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 29, 2011
Nature of Operations and Summary of Significant Accounting Policies
Fair Value Assumptions Using the Black-Scholes Option-Pricing Model

	2011	2010	2009
Expected volatility	55.6%	53.7%	37.8%
Risk-free interest rate	1.6%	2.5%	2.9%
Expected lives	5 years	5 years	5 years
Dividend yield	3.1%	3.1%	2.8%

Discontinued Operations (Tables)	12 Months Ended
Jun. 29, 2011
Discontinued Operations
Results of On the Border

	2010	2009
Revenues	$331,247	$344,218

Income before income taxes from discontinued operations	51,488	7,883
Income tax expense	17,506	838

Net income from discontinued operations(a)	$33,982	$7,045

(a)	Other gains and charges, net of taxes, was a gain of $8.4 million and a loss of $10.2 million in fiscal 2010 and 2009, respectively.

Other Gains and Charges (Tables)	12 Months Ended
Jun. 29, 2011
Other Gains and Charges
Schedule of Other Gains and Charges

	2011	2010	2009
Restaurant impairment charges	$1,937	$19,789	$10,517
Restaurant closure charges	4,515	13,409	59,362
Severance and other benefits	5,034	1,887	5,496
Gains on the sale of assets, net (see Note 3)	(2,100)	(4,878)	(3,902)
Charges related to the sale of Macaroni Grill (see Note 3)	0	0	40,362
Impairment of goodwill	0	0	7,713
Other gains and charges, net	1,397	(1,722)	(936)

	$10,783	$28,485	$118,612

Goodwill (Tables)	12 Months Ended
Jun. 29, 2011
Goodwill
Changes in the Carrying Amount of Goodwill

	2011	2010
Balance at beginning of year:
Goodwill	$186,923	$187,766
Accumulated impairment losses(a)	(62,834)	(62,834)

	124,089	124,932

Changes in goodwill:
Disposals and other, net(b)	0	(843)
Balance at end of year:
Goodwill	186,923	186,923
Accumulated impairment losses	(62,834)	(62,834)

	$124,089	$124,089

(a)	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.

(b)	Disposals and other, net primarily reflects goodwill write-offs associated with refranchising transactions.

Accrued and Other Liabilities (Tables)	12 Months Ended
Jun. 29, 2011
Accrued and Other Liabilities
Schedule of Accrued Liabilities

	2011	2010
Payroll	$91,935	$79,159
Gift cards	79,837	78,505
Insurance	25,138	28,234
Sales tax	19,234	24,801
Property tax	15,844	17,423
Dividends	11,609	14,565
Other	43,768	57,853

	$287,365	$300,540

Schedule of Other Liabilities

	2011	2010
Straight-line rent	$55,180	$52,241
Insurance	42,674	47,123
Landlord contributions	28,420	30,810
Unrecognized tax benefits	5,245	13,290
Other	5,966	5,504

	$137,485	$148,968

Income Taxes (Tables)	12 Months Ended
Jun. 29, 2011
Income Taxes
Provision for Income Taxes from Continuing Operations

	2011	2010	2009
Current income tax expense (benefit):
Federal	$16,596	$36,493	$(41,803)
State	1,694	9,055	(1,189)
Foreign	2,046	1,904	1,808

Total current income tax expense (benefit)	20,336	47,452	(41,184)

Deferred income tax expense (benefit):
Federal	20,507	(15,773)	41,878
State	1,426	(3,415)	6,040

Total deferred income tax expense (benefit)	21,933	(19,188)	47,918

	$42,269	$28,264	$6,734

Reconciliation Between Reported Provision for Income Taxes and Amount Computed from Statutory Federal Tax Rate

	2011	2010	2009
Income tax expense at statutory rate	$64,165	$46,196	$27,599
FICA tax credit	(15,779)	(16,625)	(19,307)
State income taxes, net of Federal benefit	(316)	1,711	3,154
Other	(5,801)	(3,018)	(4,712)

	$42,269	$28,264	$6,734

Schedule of Deferred Tax Assets and Liabilities

	2011	2010
Deferred income tax assets:
Leasing transactions	$41,603	$35,795
Stock-based compensation	15,320	17,671
Restructure charges and impairments	4,962	9,134
Insurance reserves	23,636	26,734
Employee benefit plans	591	1,044
Gift cards	9,369	8,733
Other, net	10,296	12,882

Total deferred income tax assets	105,777	111,993

Deferred income tax liabilities:
Prepaid expenses	13,448	12,963
Goodwill and other amortization	22,297	19,971
Depreciation and capitalized interest on property and equipment	24,672	11,143
Other, net	3,471	3,096

Total deferred income tax liabilities	63,888	47,173

Net deferred income tax asset	$41,889	$64,820

Reconciliation of Unrecognized Tax Benefits

	2011	2010
Balance at beginning of year	$18,850	$27,711
Additions based on tax positions related to the current year	1,199	1,184
Additions (Reductions) based on tax positions related to prior years	188	(1,754)
Settlements with tax authorities	(5,387)	(2,290)
Expiration of statute of limitations	(5,708)	(6,001)

Balance at end of year	$9,142	$18,850

Debt (Tables)	12 Months Ended
Jun. 29, 2011
Debt
Schedule of Long-Term Debt

	2011	2010
Term loan	$185,000	$200,000
5.75% notes	289,557	289,405
Capital lease obligations (see Note 9)	50,106	51,972

	524,663	541,377
Less current installments	(22,091)	(16,866)

	$502,572	$524,511

Schedule of Long-Term Debt Maturities

Fiscal Year	Long-Term Debt
2012	$20,000
2013	20,000
2014	309,557
2015	125,000
2016	0
Thereafter	0

$474,557

Leases (Tables)	12 Months Ended
Jun. 29, 2011
Leases
Schedule of Future Minimum Lease Payments

Fiscal Year	Capital Leases	Operating Leases
2012	$5,367	$100,441
2013	5,473	94,315
2014	5,581	84,658
2015	5,692	73,473
2016	5,806	59,482
Thereafter	53,399	129,085

Total minimum lease payments(a)	81,318	$541,454

Imputed interest (average rate of 7%)	(31,212)

Present value of minimum lease payments	50,106
Less current installments	(2,091)

	$48,015

(a)	Future minimum lease payments have not been reduced by minimum sublease rentals due in the future under non-cancelable subleases. Sublease rentals are approximately $40.7 million and $59.1 million for capital and operating subleases, respectively.

Fair Value Disclosures (Tables)	12 Months Ended
Jun. 29, 2011
Fair Value Disclosures
Non-Financial Assets Measured at Fair Value on a Non-Recurring Basis

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 29, 2011	$—	$—	$255.0	$255.0
At June 30, 2010	$—	$—	$7,343.0	$7,343.0

Stock-Based Compensation (Tables)	12 Months Ended
Jun. 29, 2011
Stock Options [Member]
Transactions During Fiscal 2011

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 30, 2010	7,640	$21.52
Granted	786	19.07
Exercised	(1,726)	19.15
Forfeited or canceled	(563)	22.57

Options outstanding at June 29, 2011	6,137	$21.77	3.5	$19,599

Options exercisable at June 29, 2011	4,723	$22.62	2.5	$11,406

Restricted Share Awards [Member]
Transactions During Fiscal 2011

	Number of Restricted Share Awards	Weighted Average Fair Value Per Award
Restricted share awards outstanding at June 30, 2010	2,448	$17.40
Granted	1,051	12.72
Vested	(711)	24.28
Forfeited	(446)	13.07

Restricted share awards outstanding at June 29, 2011	2,342	$14.03

Supplemental Cash Flow Information (Tables)	12 Months Ended
Jun. 29, 2011
Supplemental Cash Flow Information
Cash Paid for Interest and Income Taxes

	2011	2010	2009
Income taxes, net of refunds	$38,340	$20,052	$5,219
Interest, net of amounts capitalized	25,810	23,923	34,473

Non-Cash Investing Activities

	2011	2010	2009
Retirement of fully depreciated assets	$60,175	$45,854	$46,382

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010
Quarterly Results of Operations (Unaudited)
Unaudited Consolidated Quarterly Results of Operations

	Fiscal Year 2011 Quarters Ended
	Sept. 29	Dec. 29	March 30	June 29
Revenues	$654,893	$671,886	$717,119	$717,488
Income before provision for income taxes	$26,919	$45,426	$55,499	$55,485
Income from continuing operations	$21,431	$37,464	$40,246	$41,919
Income from discontinued operations, net of taxes	$0	$0	$0	$0
Net income	$21,431	$37,464	$40,246	$41,919
Basic net income per share:
Income from continuing operations	$0.21	$0.41	$0.46	$0.50
Income from discontinued operations	$0.00	$0.00	$0.00	$0.00
Net income per share	$0.21	$0.41	$0.46	$0.50
Diluted net income per share:
Income from continuing operations	$0.21	$0.41	$0.45	$0.49
Income from discontinued operations	$0.00	$0.00	$0.00	$0.00
Net income per share	$0.21	$0.41	$0.45	$0.49
Basic weighted average shares outstanding	100,667	90,936	87,679	83,888
Diluted weighted average shares outstanding	101,556	92,111	89,647	85,906

	Fiscal Year 2010 Quarters Ended
	Sept. 23	Dec. 23	March 24	June 30 (1)
Revenues	$696,543	$705,515	$713,380	$743,060
Income before provision for income taxes	$13,411	$17,827	$44,245	$56,503
Income from continuing operations	$10,279	$14,837	$35,508	$43,098
Income from discontinued operations, net of taxes	$5,488	$3,487	$4,490	$20,517
Net income	$15,767	$18,324	$39,998	$63,615
Basic net income per share:
Income from continuing operations	$0.10	$0.14	$0.35	$0.42
Income from discontinued operations	$0.05	$0.04	$0.04	$0.20
Net income per share	$0.15	$0.18	$0.39	$0.62
Diluted net income per share:
Income from continuing operations	$0.10	$0.14	$0.35	$0.42
Income from discontinued operations	$0.05	$0.04	$0.04	$0.20
Net income per share	$0.15	$0.18	$0.39	$0.62
Basic weighted average shares outstanding	102,243	102,481	102,470	101,934
Diluted weighted average shares outstanding	103,016	102,994	103,357	102,791

(1)	The quarter ended June 30, 2010 consisted of 14 weeks, while all other quarters consisted of 13 weeks.

Nature of Operations and Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2009	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Number of entity restaurants		1,579
Number of countries in which entity operates		30
Number of territories in which entity operates		2
Ownership percentage in new Macaroni Grill entity		15.60%	18.20%
Maximum useful life of landlord contributions for amortization estimates (years)		20
Advertising expense, net of franchisee contribution		$ 80,200,000	$ 80,600,000	$ 103,500,000
Number of restaurant brands		2
Previously restricted cash available due to dissolution of captive insurance company	29,700,000
Stock-based compensation expense from continuing operations		13,400,000	15,800,000	17,200,000
Tax benefit related to stock-based compensation expense		5,700,000	5,300,000	6,400,000
Weighted average fair values of option grants		$ 7.2	$ 6.04	$ 5.52
Number of preferred stock the Board of Directors is authorized to issue		1,000,000
Preferred stock, par value		$ 1
Preferred stock, shares issued		0
Share repurchases authorized		2,885,000,000
Stock repurchase during period, shares		20,600,000
Stock repurchased during period, value		420,000,000
Remaining authorized share purchases, amount		445,000,000
Payments of dividends		53,185,000	34,448,000	45,355,000
Cash dividends per share		$ 0.56	$ 0.33
Dividends declared but not paid		$ 11,600,000
Dividends per share declared but not paid		$ 0.14
Stock options and restricted share awards outstanding excluded from dilutive earnings per share		1,700,000	6,900,000	7,400,000
Buildings and Leasehold Improvements [Member]
Estimated useful lives of property, plant, and equipment, minimum (years)		5
Estimated useful lives of property, plant, and equipment, maximum (years)		20
Furniture and Equipment [Member]
Estimated useful lives of property, plant, and equipment, minimum (years)		3
Estimated useful lives of property, plant, and equipment, maximum (years)		10

Nature of Operations and Summary of Significant Accounting Policies (Fair Value Assumptions Using Black-Scholes Option-Pricing Model) (Details)	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Nature of Operations and Summary of Significant Accounting Policies
Expected volatility	55.60%	53.70%	37.80%
Risk-free interest rate	1.60%	2.50%	2.90%
Expected lives, years	5	5	5
Dividend yield	3.10%	3.10%	2.80%

Discontinued Operations (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2010	Jun. 24, 2009
Pre-tax gain in income from discontinued operations	$ 16.5
Long-lived asset impairments		5.4
Number of underperforming restaurants			37
Sale of On the Border [Member]
Proceeds from divestiture of business		180
Pre-tax gain in income from discontinued operations		16.5
Total assets included in sale of divested entity	164	164
Property and equipment included in assets at time of sale of divested entity	146.7	146.7
Goodwill included in assets at time of sale of divested entity	5.8	5.8
Liabilities of divested entity	9.9	9.9
Straight-line rent accrual liability included in liabilities of divested asset	9.3	9.3
Charges related to long-lived asset impairments and lease termination charges	2.9	2.9
Number of underperforming restaurants		3
Discontinued Operations [Member]
Long-lived asset impairments			9
Lease termination charges			1
Lease termination charges, prior years			1.6
Number of underperforming restaurants			6
Impairment of underperforming restaurants that are still in operation			$ 3.7
Number of underperforming restaurants still in operation			4

Discontinued Operations (Results of On the Border) (Details) (USD $)	3 Months Ended									12 Months Ended
	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 30, 2010		Mar. 24, 2010	Dec. 23, 2009	Sep. 23, 2009	Jun. 29, 2011	Jun. 30, 2010		Jun. 24, 2009
Revenues											$ 331,247,000		$ 344,218,000
Income before income taxes from discontinued operations											51,488,000		7,883,000
Income tax expense											17,506,000		838,000
Net income from discontinued operations	0	0	0	0	20,517,000	[1]	4,490,000	3,487,000	5,488,000	0	33,982,000	[2]	7,045,000	[2]
Sale of On the Border [Member]
Other gains and (charges), net											$ 8,400,000		$ 10,200,000

[1]	The quarter ended June 30, 2010 consisted of 14 weeks, while all other quarters consisted of 13 weeks.
[2]	Other gains and charges, net of taxes, was a gain of $8.4 million and a loss of $10.2 million in fiscal 2010 and 2009, respectively.

Other Restaurant Dispositions and Equity Method Investments (Sale of Macaroni Grill) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		1 Months Ended
	Jun. 30, 2010	Jun. 29, 2011	Dec. 31, 2008 Sale of Macaroni Grill [Member]
Cash proceeds from divestiture			$ 88
Pre-tax gain (loss) on the sale of business	16.5		(40.4)
Total assets included in sale of divested entity			110
Property and equipment included in assets at time of sale of divested entity			$ 105
Ownership percentage in new Macaroni Grill entity	18.20%	15.60%

Other Restaurant Dispositions and Equity Method Investments (Other Dispositions) (Details) (USD $)	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Other gains and charges, total	$ 0	$ 0	$ (40,362,000)
Other Dispositions [Member]
Number of restaurants sold		21	9
Cash proceeds from divestiture		19,000,000
Other gains and charges, total		$ 2,800,000	$ 3,900,000

Other Restaurant Dispositions and Equity Method Investments (Joint Venture Investment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009	Jun. 29, 2011 Joint Venture Investment, Brazil [Member]	Nov. 30, 2007 Joint Venture Investment, Mexico [Member]	Jun. 29, 2011 Joint Venture Investment, Mexico [Member]	Jun. 24, 2009 Joint Venture Investment, Mexico [Member]
Number of restaurants developed				5	50
Capital contributed to joint venture	$ 2,896	$ 0	$ 4,612	$ 1,300		$ 1,600	$ 4,600
Number of restaurants operating in joint venture						25

Other Gains and Charges (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 30, 2010	Mar. 24, 2010	Dec. 23, 2009	Sep. 23, 2009	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Restaurant impairment charges	$ 800,000		$ 1,100,000		$ 4,600,000		$ 20,600,000		$ 1,937,000	$ 19,789,000	$ 10,517,000
Restaurant closure charges									4,515,000	13,409,000	59,362,000
Long-lived asset impairments										5,400,000
Number of underperforming restaurants											37
Goodwill impairment charge									0	0	7,713,000
Lease termination charges	1,000,000		800,000	1,200,000		4,000,000		2,200,000		4,000,000
Lease termination charges, prior years									3,000,000	2,400,000
Severance and other benefits		1,000,000	900,000	2,800,000					5,034,000	1,887,000	5,496,000
Domestic [Member]
Long-lived asset impairments											35,200,000
Number of underperforming restaurants										9
Lease termination charges, prior years											5,200,000
Charges related to write-off of other assets and liabilities											1,200,000
International [Member]
Long-lived asset impairments											5,600,000
Number of underperforming restaurants											8
Goodwill impairment charge											7,700,000
Lease termination charges, prior years											6,200,000
Foreign currency translation losses in disposal											$ 2,100,000

Other Gains and Charges (Schedule of Other Gains and Charges) (Details) (USD $) In Thousands	3 Months Ended						12 Months Ended
	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 30, 2010	Dec. 23, 2009	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Other Gains and Charges
Restaurant impairment charges	$ 800		$ 1,100		$ 4,600	$ 20,600	$ 1,937	$ 19,789	$ 10,517
Restaurant closure charges							4,515	13,409	59,362
Severance and other benefits		1,000	900	2,800			5,034	1,887	5,496
Gains on the sale of assets, net (see Note 3)							(2,100)	(4,878)	(3,902)
Charges related to the sale of Macaroni Grill (see Note 3)							0	0	40,362
Impairment of goodwill							0	0	7,713
Other gains and charges, net							1,397	(1,722)	(936)
Other gains and charges, total							$ 10,783	$ 28,485	$ 118,612

Goodwill (Changes in the Carrying Amount of Goodwill) (Details) (USD $) In Thousands	12 Months Ended
	Jun. 29, 2011		Jun. 30, 2010
Goodwill
Goodwill - Balance at beginning of year	$ 186,923		$ 187,766
Accumulated impairment losses - Balance at beginning of year	(62,834)	[1]	(62,834)	[1]
Goodwill, net - Balance at beginning of year	124,089		124,932
Disposals and other, net	0	[2]	(843)	[2]
Goodwill - Balance at end of year	186,923		186,923
Accumulated impairment losses - Balance at end of year	(62,834)		(62,834)	[1]
Goodwill, net - Balance at end of year	$ 124,089		$ 124,089

[1]	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.
[2]	Disposals and other, net primarily reflects goodwill write-offs associated with refranchising transactions.

Accrued and Other Liabilities (Schedule of Accrued Liabilities) (Details) (USD $) In Thousands	Jun. 29, 2011	Jun. 30, 2010
Accrued and Other Liabilities
Payroll	$ 91,935	$ 79,159
Gift cards	79,837	78,505
Insurance	25,138	28,234
Sales tax	19,234	24,801
Property tax	15,844	17,423
Dividends	11,609	14,565
Other	43,768	57,853
Total accrued liabilities	$ 287,365	$ 300,540

Accrued and Other Liabilities (Schedule of Other Liabilities) (Details) (USD $) In Thousands	Jun. 29, 2011	Jun. 30, 2010
Accrued and Other Liabilities
Straight-line rent	$ 55,180	$ 52,241
Insurance	42,674	47,123
Landlord contributions	28,420	30,810
Unrecognized tax benefits	5,245	13,290
Other	5,966	5,504
Other liabilities, total	$ 137,485	$ 148,968

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Federal statutory income tax rate	35.00%
Unrecognized tax benefits	$ 9,142,000	$ 18,850,000	$ 27,711,000
Potential reduction in unrecognized tax benefits due to expiration of statutes or sustained tax positions	2,500,000
Amount that would affect the effective tax rate if recognized	6,300,000
Unrecognized tax benefits increase due to interest accrual reduction because of statute of limitation lapse	1,800,000	1,000,000
Income tax penalties and interest accrued	3,000,000	4,900,000
Income tax penalties and interest accrued, net of deferred tax benefits	2,300,000	3,500,000
Deferred tax benefit on interest and penalties accrued	700,000	1,400,000
Anticipated Outcome During The Next Twelve Months [Member]
Amount that would affect the effective tax rate if recognized	$ 1,700,000

Income Taxes (Provision for Income Taxes from Continuing Operations) (Details) (USD $) In Thousands	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Current income tax expense (benefit):
Federal	$ 16,596	$ 36,493	$ (41,803)
State	1,694	9,055	(1,189)
Foreign	2,046	1,904	1,808
Total current income tax expense (benefit)	20,336	47,452	(41,184)
Deferred income tax expense (benefit):
Federal	20,507	(15,773)	41,878
State	1,426	(3,415)	6,040
Total deferred income tax expense (benefit)	21,933	(19,188)	47,918
Income tax expense (benefit)	$ 42,269	$ 28,264	$ 6,734

Income Taxes (Reconciliation Between Reported Provision for Income Taxes and Statutory Rate) (Details) (USD $) In Thousands	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Income Taxes
Income tax expense at statutory rate	$ 64,165	$ 46,196	$ 27,599
FICA tax credit	(15,779)	(16,625)	(19,307)
State income taxes, net of Federal benefit	(316)	1,711	3,154
Other	(5,801)	(3,018)	(4,712)
Provision for income taxes	$ 42,269	$ 28,264	$ 6,734

Income Taxes (Temporary Differences That Give Rise to Significant Portions of Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Thousands	Jun. 29, 2011	Jun. 30, 2010
Deferred income tax assets:
Leasing transactions	$ 41,603	$ 35,795
Stock-based compensation	15,320	17,671
Restructure charges and impairments	4,962	9,134
Insurance reserves	23,636	26,734
Employee benefit plans	591	1,044
Gift cards	9,369	8,733
Other, net	10,296	12,882
Total deferred income tax assets	105,777	111,993
Deferred income tax liabilities:
Prepaid expenses	13,448	12,963
Goodwill and other amortization	22,297	19,971
Depreciation and capitalized interest on property and equipment	24,672	11,143
Other, net	3,471	3,096
Total deferred income tax liabilities	63,888	47,173
Net deferred income tax asset	$ 41,889	$ 64,820

Income Taxes (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010
Income Taxes
Balance at beginning of year	$ 18,850	$ 27,711
Additions based on tax positions related to the current year	1,199	1,184
Additions (Reductions) based on tax positions related to prior years	188	(1,754)
Settlements with tax authorities	(5,387)	(2,290)
Expiration of statute of limitations	(5,708)	(6,001)
Balance at end of year	$ 9,142	$ 18,850

Debt (Narrative) (Details) (USD $)	12 Months Ended				0 Months Ended							12 Months Ended		1 Months Ended		12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009	Jun. 29, 2011 Five-Year Term Loan Expiring June 2015 [Member]	Aug. 09, 2011 Revised Unsecured Senior Credit Facility [Member]	Aug. 09, 2011 Revised Unsecured Senior Credit Facility [Member] Revolver [Member]	Jun. 29, 2011 Revised Unsecured Senior Credit Facility [Member] Revolver [Member]	Aug. 09, 2011 Revised Unsecured Senior Credit Facility [Member] Revolver [Member] Maximum [Member]	Aug. 09, 2011 Revised Unsecured Senior Credit Facility [Member] Term Loan [Member]	Aug. 09, 2011 Revised Unsecured Senior Credit Facility [Member] Term Loan [Member] Maximum [Member]	Aug. 09, 2011 Unsecured Senior Credit Facility [Member]	Jun. 29, 2011 Revolving Credit Facility [Member]	Jun. 29, 2011 Revolving Credit Facility [Member] Maximum [Member]	Apr. 30, 2009 5.75% Notes [Member]	May 31, 2004 5.75% Notes [Member]	Jun. 24, 2009 5.75% Notes [Member]	Jun. 29, 2011 5.75% Notes [Member]	Jun. 30, 2010 5.75% Notes [Member]	Jun. 29, 2011 5.75% Notes [Member] Maximum [Member]
Payments on long-term debt	$ 16,127,000	$ 391,046,000	$ 19,735,000	$ 15,000,000
Debt instrument, years until maturity				5
Debt instrument, outstanding balance				185,000,000
Line of credit facility, current borrowing capacity						250,000,000			250,000,000			200,000,000
Debt instrument, maturity date				June 2015											June 2014
Line of credit facility, expiration date					August 2016							June 2015
Basis spread on variable rate				2.75%		1.63%		2.50%	1.63%	2.50%		2.75%	3.25%						3.25%
Debt instrument, effective percentage				2.94%			1.82%		1.82%			2.94%
Debt instrument, issuance date					August 9, 2011
Line of credit facility, maximum borrowing capacity					500,000,000						400,000,000
Debt instrument, face amount															300,000,000
Debt instrument, stated interest rate															5.75%		5.75%	5.75%
Net proceeds from issuance of long-term debt	0	196,389,000	0												298,400,000
Repurchase and retirement of debt														10,000,000
Gain on extinguishment of debt																$ 1,300,000

Debt (Schedule of Long-Term Debt) (Details) (USD $) In Thousands	Jun. 29, 2011	Jun. 30, 2010
Debt
Term loan	$ 185,000	$ 200,000
5.75% notes	289,557	289,405
Capital lease obligations (see Note 9)	50,106	51,972
Long-term debt and capital lease obligations, including current maturities	524,663	541,377
Less current installments	(22,091)	(16,866)
Long-term debt, less current installments	$ 502,572	$ 524,511

Debt (Schedule of Long-Term Debt Maturities) (Details) (USD $) In Thousands	Jun. 29, 2011
Debt
2012	$ 20,000
2013	20,000
2014	309,557
2015	125,000
2016	0
Thereafter	0
Long-term debt, total	$ 474,557

Leases (Capital Leases) (Details) (USD $) In Millions	Jun. 29, 2011	Jun. 30, 2010
Capital lease accumulated amortization	$ 14.6	$ 12.5
Building [Member]
Capital lease asset value	$ 39.8	$ 40.6

Leases (Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Leases
Minimum lease renewal term at Company's option, years	1
Maximum lease renewal term at Company's option, years	35
Rent expense for operating leases	$ 101	$ 102.5	$ 117.5
Contingent rent included in rent expense	$ 4.1	$ 4.7	$ 6.5

Leases (Commitments) (Details) (USD $)	12 Months Ended
Jun. 29, 2011
Leases
Capital Leases, 2012	$ 5,367,000
Capital Leases, 2013	5,473,000
Capital Leases, 2014	5,581,000
Capital Leases, 2015	5,692,000
Capital Leases, 2016	5,806,000
Capital Leases, Thereafter	53,399,000
Capital Leases, Total minimum lease payments	81,318,000 [1]
Capital Leases, Imputed interest (average rate of 7%)	(31,212,000)
Capital Leases, Present value of minimum lease payments	50,106,000
Capital Leases, Less current installments	(2,091,000)
Capital Leases, Net minimum payments	48,015,000
Operating Leases, 2012	100,441,000
Operating Leases, 2013	94,315,000
Operating Leases, 2014	84,658,000
Operating Leases, 2015	73,473,000
Operating Leases, 2016	59,482,000
Operating Leases, Thereafter	129,085,000
Operating Leases, Total minimum lease payments	541,454,000 [1]
Capital Leases, average rate of imputed interest	7.00%
Capital Leases, Minimum sublease rentals	40,700,000
Operating Leases, Minimum sublease rentals	$ 59,100,000

[1]	Future minimum lease payments have not been reduced by minimum sublease rentals due in the future under non-cancelable subleases. Sublease rentals are approximately $40.7 million and $59.1 million for capital and operating subleases, respectively.

Fair Value Disclosures (Non-Financial Assets Measured on a Recurring Basis) (Details) (USD $)	12 Months Ended			12 Months Ended
	Jun. 24, 2009	Jun. 29, 2011	Jun. 30, 2010	Jun. 29, 2011 Three Underperforming Restaurants [Member]	Jun. 30, 2010 Twenty-Two Underperforming Restaurants [Member]	Jun. 29, 2011 Fair Value Measurements Using Level 1 [Member]	Jun. 30, 2010 Fair Value Measurements Using Level 1 [Member]	Jun. 29, 2011 Fair Value Measurements Using Level 2 [Member]	Jun. 30, 2010 Fair Value Measurements Using Level 2 [Member]	Jun. 29, 2011 Fair Value Measurements Using Level 3 [Member]	Jun. 30, 2010 Fair Value Measurements Using Level 3 [Member]
Carrying value of impaired long-lived assets				$ 2,200,000	$ 27,100,000
Impairment of long-lived assets held for use				1,900,000	19,800,000
Number of underperforming restaurants	37			3	22
Fair value of impaired long-lived assets held for use		$ 255,000,000	$ 7,343,000	$ 300,000						$ 255,000,000	$ 7,343,000

Fair Value Disclosures (Other Financial Instruments) (Details) (USD $)	Jun. 29, 2011	Jun. 30, 2010	May 31, 2004
Carrying value of notes	$ 474,557,000
5.75% Notes [Member]
Stated interest rate	5.75%	5.75%	5.75%
Carrying value of notes	289,600,000	289,400,000
Fair value of notes	$ 308,100,000	$ 302,600,000

Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Employees, Non-Employee Directors and Consultants [Member]
Number of authorized shares stock-based compensation agreement	35,300,000
Stock Options [Member]
Minimum award vesting period, in years	1
Maximum award vesting period, in years	4
Minimum contractual term of stock option exercises, in years	8
Maximum contractual term of stock option exercises, in years	10
Unrecognized compensation costs	$ 4
Period of recognition for unrecognized stock-based compensation costs, in years	2.1
Total intrinsic value of stock options exercised	5.5	0.7	3.3
Tax benefit realized on options exercised	2.1	0.3	1.2
Restricted Share Awards [Member]
Unrecognized compensation costs	8.2
Period of recognition for unrecognized stock-based compensation costs, in years	2.4
Fair value of shares that vested during period	$ 7.5	$ 9.6	$ 12.7

Stock-Based Compensation (Stock Option Transactions) (Details) (Stock Options [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 29, 2011
Stock Options [Member]
Options outstanding at June 30, 2010, Number of Options	7,640
Granted, Number of Options	786
Exercised, Number of Options	(1,726)
Forfeited or canceled, Number of Options	(563)
Options outstanding at June 29, 2011, Number of Options	6,137
Options exercisable at June 29, 2011, Number of Options	4,723
Options outstanding at June 30, 2010, Weighted Average Exercise Price	$ 21.52
Granted, Weighted Average Exercise Price	$ 19.07
Exercised, Weighted Average Exercise Price	$ 19.15
Forfeited or canceled, Weighted Average Exercise Price	$ 22.57
Options outstanding at June 29, 2011, Weighted Average Exercise Price	$ 21.77
Options exercisable at June 29, 2011, Weighted Average Exercise Price	$ 22.62
Options outstanding at June 29, 2011, Weighted Average Remaining Contractual Life (Years)	3.5
Options exercisable at June 29, 2011, Weighted Average Remaining Contractual Life (Years)	2.5
Options outstanding at June 29, 2011, Aggregate Intrinsic Value	$ 19,599
Options exercisable at June 29, 2011, Aggregate Intrinsic Value	$ 11,406

Stock-Based Compensation (Restricted Share Transaction Activity) (Details) (Restricted Share Awards [Member], USD $) In Thousands, except Per Share data	12 Months Ended
Jun. 29, 2011
Restricted Share Awards [Member]
Restricted share awards outstanding at June 30, 2010, Number of Restricted Share Awards	2,448
Granted, Number of Restricted Share Awards	1,051
Vested, Number of Restricted Share Awards	(711)
Forfeited, Number of Restricted Share Awards	(446)
Restricted share awards outstanding at June 29, 2011, Number of Restricted Share Awards	2,342
Restricted share awards outstanding at June 30, 2010, Weighted Average Fair Value Per Award	$ 17.4
Granted, Weighted Average Fair Value Per Award	$ 12.72
Vested, Weighted Average Fair Value Per Award	$ 24.28
Forfeited, Weighted Average Fair Value Per Award	$ 13.07
Restricted share awards outstanding at June 29, 2011, Weighted Average Fair Value Per Award	$ 14.03

Savings Plans (Narrative) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2011 years hours	Jun. 30, 2010	Jun. 24, 2009
Savings Plans
Eligibility age for savings plan	21
Number of years of service necessary for savings plan eligibility	1
Hours of service necessary for eligibility in employee savings plan	1,000
Percentage of base salary allowed for savings plan contribution	50.00%
Percentage of bonus allowed for contribution to savings plan	100.00%
Employer matching contribution percentage for first three percent contributed to savings plan	100.00%
Percentage of compensation contributed to savings plan matched by employer at 100%	3.00%
Employer matching contribution percentage for subsequent two percent contributed to savings plan	50.00%
Percentage over 3% for which employer will match 50% of employee contributions to savings plan	2.00%
Employer contributions to savings plan	$ 6.3	$ 7.3	$ 8.1
Percentage of compensation eligible for deferment and contribution to non-qualified defined contribution plan	50.00%

Supplemental Cash Flow Information (Cash Paid for Interest and Income Taxes) (Details) (USD $) In Thousands	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Supplemental Cash Flow Information
Income taxes, net of refunds	$ 38,340	$ 20,052	$ 5,219
Interest, net of amounts capitalized	$ 25,810	$ 23,923	$ 34,473

Supplemental Cash Flow Information (Non-Cash Investing Activities) (Details) (USD $) In Thousands	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Supplemental Cash Flow Information
Retirement of fully depreciated assets	$ 60,175	$ 45,854	$ 46,382

Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2011	Jun. 29, 2011 Lease Guarantees and Secondary Obligations [Member]	Jun. 30, 2010 Lease Guarantees and Secondary Obligations [Member]
Maximum potential liability of future payments under guarantees		$ 166.1	$ 208
Description of material contingencies	No material liabilities have been recorded as of June 29, 2011.
Number of threatened or pending claims expected to have a material adverse effect	0

Quarterly Results of Operations (Unaudited) (Unaudited Consolidated Quarterly Results of Operations) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended									12 Months Ended
	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 30, 2010		Mar. 24, 2010	Dec. 23, 2009	Sep. 23, 2009	Jun. 29, 2011	Jun. 30, 2010		Jun. 24, 2009
Quarterly Results of Operations (Unaudited)
Revenues	$ 717,488	$ 717,119	$ 671,886	$ 654,893	$ 743,060	[1]	$ 713,380	$ 705,515	$ 696,543	$ 2,761,386	$ 2,858,498		$ 3,276,362
Income before provision for income taxes	55,485	55,499	45,426	26,919	56,503	[1]	44,245	17,827	13,411	183,329	131,986		78,855
Income from continuing operations	41,919	40,246	37,464	21,431	43,098	[1]	35,508	14,837	10,279	141,060	103,722		72,121
Income from discontinued operations, net of taxes	0	0	0	0	20,517	[1]	4,490	3,487	5,488	0	33,982	[2]	7,045	[2]
Net income	$ 41,919	$ 40,246	$ 37,464	$ 21,431	$ 63,615	[1]	$ 39,998	$ 18,324	$ 15,767	$ 141,060	$ 137,704		$ 79,166
Basic net income per share:
Income from continuing operations	$ 0.5	$ 0.46	$ 0.41	$ 0.21	$ 0.42	[1]	$ 0.35	$ 0.14	$ 0.1	$ 1.55	$ 1.02		$ 0.71
Income from discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 0.2	[1]	$ 0.04	$ 0.04	$ 0.05	$ 0	$ 0.33		$ 0.07
Net income per share	$ 0.5	$ 0.46	$ 0.41	$ 0.21	$ 0.62	[1]	$ 0.39	$ 0.18	$ 0.15	$ 1.55	$ 1.35		$ 0.78
Diluted net income per share:
Income from continuing operations	$ 0.49	$ 0.45	$ 0.41	$ 0.21	$ 0.42	[1]	$ 0.35	$ 0.14	$ 0.1	$ 1.53	$ 1.01		$ 0.7
Income from discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 0.2	[1]	$ 0.04	$ 0.04	$ 0.05	$ 0	$ 0.33		$ 0.07
Net income per share	$ 0.49	$ 0.45	$ 0.41	$ 0.21	$ 0.62	[1]	$ 0.39	$ 0.18	$ 0.15	$ 1.53	$ 1.34		$ 0.77
Basic weighted average shares outstanding	83,888	87,679	90,936	100,667	101,934	[1]	102,470	102,481	102,243	90,807	102,287		101,852
Diluted weighted average shares outstanding	85,906	89,647	92,111	101,556	102,791	[1]	103,357	102,994	103,016	92,320	103,044		102,713

[1]	The quarter ended June 30, 2010 consisted of 14 weeks, while all other quarters consisted of 13 weeks.
[2]	Other gains and charges, net of taxes, was a gain of $8.4 million and a loss of $10.2 million in fiscal 2010 and 2009, respectively.

Quarterly Results of Operations (Unaudited) (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 29, 2011	Mar. 30, 2011	Dec. 29, 2010	Sep. 29, 2010	Jun. 30, 2010	Mar. 24, 2010	Dec. 23, 2009	Sep. 23, 2009	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Quarterly Results of Operations (Unaudited)
Severance charges		$ 1,000,000	$ 900,000	$ 2,800,000					$ 5,034,000	$ 1,887,000	$ 5,496,000
Lease termination charges	1,000,000		800,000	1,200,000		4,000,000		2,200,000		4,000,000
Long lived asset impairments	800,000		1,100,000		4,600,000		20,600,000		1,937,000	19,789,000	10,517,000
Pre-tax gain (loss) on the sale of business					$ 16,500,000